UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Green Square Tax Exempt High Income Fund
Schedule of Investments
November 30, 2018 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 95.6%
ARIZONA - 1.0%
Phoenix Industrial Development Authority, Series B
(Obligor: Gourmet Boutique West, LLC) (a)
5.875%, 11/01/2037	$1,000,000	$797,510
CALIFORNIA - 2.5%
California Pollution Control Financing Authority
(Obligor: Calplant I, LLC) (a)
8.000%, 07/01/2039	1,880,000	1,987,122
COLORADO - 7.4%
Blue Lake Metropolitan District No 3, Series A
5.250%, 12/01/2048	745,000	713,568
Colorado International Center Metropolitan District No 14
5.875%, 12/01/2046	1,000,000	1,037,060
Lakes at Centerra Metropolitan District No 2, Series A
5.125%, 12/01/2037	500,000	499,095
5.250%, 12/01/2047	1,500,000	1,491,150
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,146,180
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,082,273
		5,969,326
FLORIDA - 13.6%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare, Inc.)
10.000%, 11/01/2020	3,000,000	3,116,790
Capital Trust Agency, Inc., Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group, LLC)
7.000%, 10/01/2049	1,700,000	1,579,011
Florida Development Finance Corp., Series A
(Obligor: Tuscan Isle ChampionsGate Obligated Group, LLC)
6.375%, 06/01/2036	150,000	136,415
6.375%, 06/01/2046	520,000	456,643
Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
10.000%, 10/31/2023	1,200,000	1,199,976
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group, LLC)
7.125%, 01/01/2052	2,700,000	2,511,675
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.375%, 12/01/2032	500,000	494,915
5.625%, 12/01/2037	500,000	500,170
5.750%, 12/01/2052	1,000,000	995,550
		10,991,145

GEORGIA - 2.5%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties, LLC)
6.500%, 07/01/2051	2,175,000	2,065,815
ILLINOIS - 8.3%
Illinois Finance Authority
(Obligor: The Adimral at the Lake)
5.500%, 05/15/2054	1,000,000	975,600
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)
6.200%, 05/15/2030	427,250	405,439
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group, LLC)
5.500%, 12/01/2052	1,345,000	1,285,390
(Obligor: 2018 Blue Island, LLC)
5.800%, 12/01/2053	1,225,000	1,155,285
Village of Bridgeview Illinois, Series A
5.625%, 12/01/2041	2,000,000	1,928,820
Upper Illinois River Valley Development Authority, Series B
(Obligor: 2018 IAVF Timber Oaks Obligated Group, LLC)
6.000%, 12/01/2054	1,000,000	988,360
		6,738,894
INDIANA - 2.9%
Anderson, Indiana Economic Development
(Obligor: Anderson University)
6.000%, 10/01/2042	2,235,000	2,309,381
IOWA - 2.7%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.750%, 09/01/2043	2,200,000	2,226,312
KENTUCKY - 0.6%
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	250,000	243,828
6.375%, 11/15/2051	290,000	277,892
		521,720
LOUISIANA - 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority
(Obligor: Parish of Cameron LA)
5.650%, 11/01/2037	1,295,000	1,310,605
(Obligor: Terrebonne Parish Consolidated Government)
5.500%, 11/01/2039	1,000,000	1,009,480
		2,320,085
NEW YORK - 1.1%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond, Inc.)
5.250%, 09/15/2053	500,000	457,645
Westchester County Industrial Development Agency, Series A
(Obligor: Million Air Two, LLC) (a)
7.000%, 06/01/2046	400,000	418,132
		875,777

OHIO - 9.2%
Buckeye Tobacco Settlement Financing Authority, Series A-2
5.125%, 06/01/2024	2,000,000	1,870,060
5.750%, 06/01/2034	1,000,000	935,960
County of Montgomery Ohio, Series A
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,000,000	1,959,840
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe, LLC)
6.500%, 12/01/2037	550,000	563,524
6.750%, 12/01/2052	2,100,000	2,162,664
		7,492,048
OREGON - 4.2%
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels, LLC) (a)
6.500%, 04/01/2031	3,500,000	3,376,170
PENNSYLVANIA - 3.5%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon, LLC)
6.500%, 12/01/2038	450,000	433,930
6.750%, 12/01/2053	2,500,000	2,399,900
		2,833,830
SOUTH CAROLINA - 5.4%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower South Berkeley, LLC) (a)
6.250%, 02/01/2045	2,300,000	2,296,826
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: CR River Park, LLC)
7.750%, 10/01/2057	2,200,000	2,048,222
		4,345,048
TENNESSEE - 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	1,093,910
TEXAS - 10.9%
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial, LLC)
15.000%, 11/01/2027	3,150,000	3,150,976
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	978,560
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community, Inc.)
5.750%, 11/15/2037	2,275,000	1,797,250
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
10.000%, 03/15/2023	2,600,000	2,573,610
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII, LLC)
6.750%, 12/01/2051	375,000	381,004
		8,881,400

VIRGINA - 2.1%
Virginia Small Business Financing Authority
(Obligor: Covanta Holding Corp.) (a)
5.000%, 01/01/2048	1,700,000	1,723,511
WASHINGTON - 1.6%
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligated Group)
7.000%, 07/01/2045	1,150,000	1,219,334
7.000%, 07/01/2050	100,000	105,750
		1,325,084
WEST VIRGINIA - 1.2%
West Virginia State Economic Development Authority
(Obligor: Entsorga West Virginia, LLC) (a)
8.750%, 02/01/2036	1,000,000	1,001,170
WISCONSIN - 10.7%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	974,980
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communites, Inc.)
7.000%, 07/01/2043	505,000	483,336
7.500%, 07/01/2053	1,000,000	972,320
Wisconsin Public Finance Authority, Series A
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,504,786
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	407,092
Wisconsin Public Finance Authority, Series A-1
(Obligor: Maryland Proton Treatment Center LLC)
6.375%, 01/01/2048	2,000,000	2,031,820
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group, LLC) (a)
7.125%, 06/01/2041	2,280,000	2,338,368
		8,712,702
Total Municipal Bonds
(Cost $79,110,813)		77,587,960

	Shares
SHORT-TERM INVESTMENT - 4.9%
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Class, 1.56% (b)
Total Short-Term Investment
(Cost $3,950,459)	3,950,459	3,950,459

Total Investments - 100.5%
(Cost $83,061,272)		81,538,419
Other Assets and Liabilities, Net - (0.5)%		(416,099)
Total Net Assets - 100.0%		$81,122,320

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2018, the total value of securitites subject to the AMT was $13,938,809 or 17.2% of net assets.
(b)	The rate shown is the annualized seven day effective yield as of November 30, 2018.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$77,587,960	$-	$77,587,960
Short-Term Investment	3,950,459	-	-	3,950,459
Total Investments	$3,950,459	$77,587,960	$-	$81,538,419

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date  January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date  January 25, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                        Ryan L. Roell, Treasurer

Date  January 25, 2019